Investments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Investments
Schedule of marketable securities

	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
September 30, 2014
Corporate notes and bonds	$6,791,983	$203	$(4,630)	$6,787,556
Total marketable securities	$6,791,983	$203	$(4,630)	$6,787,556
December 31, 2013
U.S. government and agency	$500,066	$64	$—	$500,130
Corporate notes and bonds	10,799,073	1,964	(1,961)	10,799,076
Total marketable securities	$11,299,139	$2,028	$(1,961)	$11,299,206

	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
December 31, 2013
U.S. government and agency	$500,066	$64	$—	$500,130
Corporate notes and bonds	10,799,073	1,964	(1,961)	10,799,076

Total marketable securities	$11,299,139	$2,028	$(1,961)	$11,299,206

December 31, 2012
U.S. government and agency	$1,400,098	$897	$—	$1,400,995
Corporate notes and bonds	15,749,861	3,653	(1,577)	15,751,937

Total marketable securities	$17,149,959	$4,550	$(1,577)	$17,152,932

Schedule of maturities of marketable securities
	Cost Basis	Fair Value
Less than one year	$11,299,139	$11,299,206
One to five years	—	—

	$11,299,139	$11,299,206